NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Deferred Revenue	$ 0	$ 2,833	$ 0	$ 11,333